SIGNIFICANT ACCOUNTING POLICIES - REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS - STATEMENTS OF EQUITY AND STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	$ 287.0	$ 302.7	$ 336.4
Net Income (Loss)	(88.8)	(12.2)	(23.0)
Prior year correction			0.0
Net change in Capital and Surplus		(15.7)	(33.7)
Balance, end of year	222.4	287.0	302.7
Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	(108.7)	(93.0)	(59.3)
Net Income (Loss)	(88.8)	(12.2)	(23.0)
Balance, end of year	(243.3)	(108.7)	(93.0)
Previously Reported
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	302.7	318.6	352.8
Net Income (Loss)	(89.4)	(12.4)	(14.4)
Prior year correction			(9.1)
Net change in Capital and Surplus		(15.9)	(34.2)
Balance, end of year		302.7	318.6
Previously Reported | Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	(93.0)	(77.1)	(42.9)
Balance, end of year		(93.0)	(77.1)
Restatement Adjustment
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	(15.7)	(15.9)	(16.4)
Net Income (Loss)		0.2	(8.6)
Prior year correction			9.1
Net change in Capital and Surplus		0.2	0.5
Balance, end of year		(15.7)	(15.9)
Restatement Adjustment | Unassigned Surplus (Deficit)
Statement of Stockholders' Equity [Abstract]
Balance, beginning of year	$ (15.7)	(15.9)	(16.4)
Balance, end of year		$ (15.7)	$ (15.9)